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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   February 14, 2012
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $906,533
                                        --------------------
                                            (thousands)

List of Other Included Managers:        NONE

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                           FORM 13F INFORMATION TABLE

                                                        VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED  NONE
ARMSTRONG WORLD INDS INC NEW      COM       04247X102    26573   605713 SH       SOLE               605713
ASHLAND INC NEW                   COM       044209104    53428   934702 SH       SOLE               934702
BLOUNT INTL INC NEW               COM       095180105    49042  3377518 SH       SOLE              3377518
COPART INC                        COM       217204106    26693   557382 SH       SOLE               557382
DARLING INTL INC                  COM       237266101    47602  3581750 SH       SOLE              3581750
DAVITA INC                        COM       23918K108    57669   760698 SH       SOLE               760698
DOMTAR CORP                       COM NEW   257559203    25616   320360 SH       SOLE               320360
DOVER DOWNS GAMING & ENTMT        COM       260095104     5800  2710370 SH       SOLE              2710370
FLOTEK INDS INC DEL          NOTE 5.25% 2/1 343389AA0    35378 35735000 PRN      SOLE             35735000
FLOTEK INDS INC DEL               COM       343389102    20395  2047739 SH       SOLE              2047739
GEOKINETICS INC                   COM PAR   372910307     1120   520834 SH       SOLE               520834
GEOMET INC DEL                    COM       3725OU201     1533  1648769 SH       SOLE              1648769
GEOMET INC DEL               PFD CONV SER A 3725OU300     6157   593706 SH       SOLE               593706
GRACE W R & CO DEL NEW            COM       38388F108    58165  1266655 SH       SOLE              1266655
INTERVAL LEISURE GROUP INC        COM       46113M108    33935  2493371 SH       SOLE              2493371
ITT CORP NEW                      COM NEW   450911201    17357   897920 SH       SOLE               897920
MCGRAW HILL COS INC               COM       580645109    32747   728197 SH       SOLE               728197
MGM RESORTS INTERNATIONAL    NOTE 4.25% 4/1 55303QAE0    54075 56921000 PRN      SOLE             56921000
NORTEK INC                        COM NEW   656559309    49182  1880038 SH       SOLE              1880038
QUANEX BUILDING PRODUCTS COR      COM       747619104    48978  3260833 SH       SOLE              3260833
RICHARDSON ELECTRS LTD            COM       763165107    13736  1117651 SH       SOLE              1117651
SCRIPPS E W CO OHIO               CL A NEW  811054402    26411   622601 SH       SOLE               622601
SHUFFLE MASTER INC                COM       825549108     3972   338872 SH       SOLE               338872
SNAP ON INC                       COM       833034101    45047   889896 SH       SOLE               889896
SOLUTIA INC                       COM       834376501    75130  4347776 SH       SOLE              4347776
VALASSIS COMMUNICATIONS INC       COM       918866104     8808   458043 SH       SOLE               458043
VISHAY PRECISION GROUP INC        COM       92835K103    19374  1212384 SH       SOLE              1212384
XYLEM INC                         COM       98419M100    22648   881572 SH       SOLE               881572
ZIMMER HLDGS INC                  COM       98956P102    39962   748076 SH       SOLE               748076